STOCK BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended										2 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2023	Jan. 26, 2023	Sep. 29, 2022	Sep. 08, 2022	Aug. 22, 2022	Jul. 29, 2022	May 23, 2022	Apr. 18, 2022	Nov. 24, 2021	May 19, 2021	Sep. 16, 2022	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021	Feb. 15, 2023	Feb. 14, 2023	Feb. 06, 2023	Feb. 03, 2023	Dec. 01, 2022	Nov. 29, 2022	Nov. 09, 2022	Oct. 31, 2022	Oct. 20, 2022	Sep. 15, 2022	Sep. 06, 2022	Sep. 01, 2022	Aug. 26, 2022	Aug. 05, 2022	Aug. 10, 2021	Oct. 26, 2020	May 02, 2019	Aug. 23, 2018
Non returnable Shares issued upon exercise of warrant, shares	97,896,638
Common stock, shares issued												1,214,831,545	527,327,424	419,562,102														73,010,363
Common stock, par value		$ 0.001					$ 0.001	$ 0.001				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001			$ 0.001					$ 0.001
Stock Price		$ 0.00045																						$ 0.0007		$ 0.0007
Debt discount												$ 31,714	$ 0																		$ 2,150
Convertible secured promissory noted, expiration value														$ 171,077
From September 15, 2022 to September 29, 2022 [Member]
Cashless exercise of warrants			61,628,308
Warrants reduced price, per share			$ 0.0007
January 26, 2023
Warrants outstanding		307,463,864
Description of adjustment of warrants		increased from 2,591,989,314 warrants to 4,167,761,156 or an increase of 1,575,771,842 warrants
Sold common stock, price		$ 0.00045
August 22, 2022 [Member]
Cashless exercise of warrants					106,102,137
Common stock, shares issued					500,000																	500,000
Common stock, par value					$ 0.001																	$ 0.001
Stock Price					0.03																	$ 0.03
Reduced price of exercise warrants					$ 0.0058
Term of warrant					3 years
September 15, 2022 [Member]
Cashless exercise of warrants																								37,454,540
Warrants reduced price, per share											$ 0.0007
Increase in warrants												2,207,051,125
Anti-dilution provision of outstanding warrants incremental fair value amount												$ 5,388,467
Adjustment of warrants												2,514,514,989
Warrants outstanding																								307,463,864
Warrant [Member]
Returnable Exercise price							$ 0.025
Convertible Secured Promissory Note							$ 560,000
Non returnable term acquire							3 years
Non returnable Shares issued upon exercise of warrant, shares							13,350,000
Identical Common Stock Purchase Agreements Member
Common stock, shares issued																									83,333,333
Common stock, par value																									$ 0.001
Stock Price																									$ 0.003
Registered common stock																									$ 500,000
Represents a potential for each investor				$ 2,500,000
Lender [Member]
Common stock, par value																													$ 0.001
Warrants [Member]
Warrant shares										8,150,000
Exercise price								0.025	$ 0.035	$ 0.07
Stock warrants expired																														300,000
Returnable Exercise price								$ 0.035	$ 0.025
Returnable Shares issued upon exercise of warrant, shares								13,350,000	15,000,000
Returnable term acquire								5 years	5 years
Convertible Secured Promissory Note								$ 560,000	$ 315,000
Non returnable term acquire								3 years	3 years
Non returnable Shares issued upon exercise of warrant, shares								13,350,000	10,000,000
Debt discount								$ 279,362	$ 145,947
Warrant calculation assumptions description								(1) 3- year term warrants - stock price $0.0227, warrant exercise price $0.025, expected term of 3 years, expected volatility of 314% and discount rate of 0.82% and (2) 5- year term warrants - stock price $0.0227, warrant exercise price $0.035, expected term of 5 years, expected volatility of 317% and discount rate of 0.82%	stock price $0.0116, warrant exercise price $0.03 to $0.042, expected term of 5 years, expected volatility of 317% and discount rate of 0.82%. The debt discount for the warrant will be amortized over the one-year term of the Note
Warrants [Member] | July 29, 2022 [Member]
Cashless exercise of warrants						137,931,115
Adjustment of warrants						80,956,000						475,596,634
Reduced price of exercise warrants												$ 0.0058
Increase in warrants												394,640,634
Warrants [Member] | May 8, 2022 [Member]
Warrants issued												1,500,000
Convertible secured promissory noted, expiration value												$ 150,000
Warrants [Member] | Lender [Member]
Exercise price								$ 0.03																						$ 0.30
Returnable Shares issued upon exercise of warrant, shares								1,080,000
Warrants [Member] | Lender One [Member]
Returnable Exercise price									$ 0.035
Returnable Shares issued upon exercise of warrant, shares									10,000,000
Returnable term acquire									5 years
Warrants [Member] | Lender Two [Member]
Returnable Exercise price							$ 0.035		$ 0.035
Returnable Shares issued upon exercise of warrant, shares							13,350,000		15,000,000
Returnable term acquire							5 years		5 years
Warrant 1 [Member]
Returnable Exercise price							$ 0.025		$ 0.042
Returnable Shares issued upon exercise of warrant, shares							1,080,000		540,000
Returnable term acquire							3 years		3 years
Stock compensation expense													$ 98,781
Warrant Cancellable [Member]
Returnable Shares issued upon exercise of warrant, shares								13,350,000	15,000,000
Returnable term acquire								5 years	5 years